CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Sep. 23, 2019	Sep. 05, 2019	Sep. 04, 2019	Dec. 31, 2018	Jun. 30, 2016
CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowances	$ 953	$ 873				$ 455
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	50,000,000	50,000,000		50,000,000	34,000,000	34,000,000	34,000,000
Preferred stock, issued (in shares)	0	0				0
Preferred stock, outstanding (in shares)	0	0				0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000	85,000,000	85,000,000	85,000,000
Common stock, issued (in shares)	79,923,114	79,632,500				65,000,816
Common stock, outstanding (in shares)	79,923,114	79,632,500				65,000,816